DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

February 15, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A of DWS Global Income Builder VIP (the “Fund”), a series of Deutsche DWS Variable Series II (the “Trust”) (Reg. Nos. 033-11802; 811-05002)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund's, Post-Effective Amendment No. 124 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective on May 1, 2023. No fees are required in connection with this filing.

In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Securities and Exchange Commission (the “Commission”). Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that reflects the addition of Equity-Linked Notes (ELN) in the Fund’s “Principal Investment Strategies” and “Main Risks” sections of the Fund’s Prospectuses as well as disclosure in the Fund’s Statement of Additional Information. Other than this item, the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

The Staff last reviewed the addition of Equity-Linked Notes (ELN) in Post-Effective Amendment No. 164 under the Securities Act, filed with the Commission on December 23, 2022 for DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust (Reg. Nos. 002-21789; 811-01236) (Accession No. 0000088053-22-001298), and in Post-Effective Amendment No. 193 under the Securities Act, filed with the Commission on December 23, 2022 for DWS Global Macro Fund, a series of Deutsche DWS International Fund, Inc. (Reg. Nos. 002-14400; 811-00642) (Accession No. 0000088053-22-001297).

The Staff last reviewed the Fund’s “Principal Investment Strategies” and “Main Risks” disclosure in Post-Effective Amendment No. 115, under the Securities Act, filed with the Commission on February 12, 2018. The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statement of Additional Information filed with the Commission on April 25, 2022 in Post-Effective Amendment No. 123 under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.